Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consisted of the following:

	As at December 31, 2021	As at December 31, 2020
	$	$
Property in development	16,561,032	9,797,400
Machinery and equipment	2,132,768	—
Furniture and fixtures	590,545	—
Computer equipment	127,741	—
Total	19,412,086	9,797,400
On July 2020, the Company purchased land and a building in Indianapolis, Indiana (which has been expanded to approximately 81,000 square feet) for the purpose of retrofitting the existing building into a state-of-the-art, Good Manufacturing Practices ("GMP") compliant facility that will expand the Company’s drug manufacturing operations. The purchase of the property was financed by a mortgage that was repaid on July 29, 2021 (see Note 9).
The Company commenced the manufacture of clinical supply in the Indianapolis manufacturing facility in January 2022. The Company has determined this to be the date upon which its property, plant and equipment was ready for its intended use and the date upon which to commence depreciating the assets.